Short-term borrowings	9 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-term borrowings

Note 4 - Short-term borrowings

	December 31, 2023	March 31, 2023
Short-term borrowings	$6,225	$1,364
Current portion of vehicle loan	13	12
	$6,238	$1,376

In May 2023, the Company amended its revolving credit facility (“Amended Credit Facility”), whereby the total borrowing capacity was increased from INR 160,000 (or approximately $1,925 at the exchange rate in effect on December 31, 2023) to INR 320,000 (or approximately $3,850 at the exchange rate in effect on December 31, 2023), with Kotak Mahindra Bank. The revolving facility is available for the Company’s operational requirements. The funded drawdown amount under the Company’s revolving facility as of December 31, 2023 and March 31, 2023, is $3,034 and $1,364 respectively. The corresponding interest rate at each of these dates was six months Marginal Cost of Funds based Lending Rate plus a margin of 0.80% and 1.20%, respectively.

Prior to the Closing Date, ATI modified the terms of payment owed to Shearman & Sterling LLP, a multinational law firm providing legal consultancy services to ATI. This resulted in a reduction in the total amount owed by ATI to Shearman & Sterling LLP from $4,842 of accounts payable to $4,000 of interest-free and unsecured promissory note, payable in four equal tranches. Subsequently, the promissory note was amended upon payment of $1,500, wherein the balance $2,500 was promised to be paid in two equal tranches. $2,500 owed to Sherman & Sterling LLP has been disclosed as short-term debt, as ATI has an unconditional obligation to settle it within twelve months from December 31, 2023.

After the Closing Date, ATI obtained an insurance policy for its directors and senior officers with maximum coverage of $5,000. The total premium payable in relation to this was $880 out of which $176 was paid upfront and balance $704 is payable in ten equal monthly instalments of $73. The arrangement represents a financing transaction where the premium payable has been deferred. The interest rate under the arrangement is 9.2 % per annum. The cumulative interest payable throughout the tenure under the arrangement amounts to $30 and the same would be recognized as part of the interest expense in the condensed consolidated statement of operations. During the nine months and three months ended December 31, 2023, the interest expense so recognized was $10. The balance premium payable as at December 31, 2023 is $641 and has been disclosed as a current liability since ATI has an unconditional obligation to settle it by September 2024.

For additional information on the vehicle loan see Note 5 – Long-term debt.